Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities (Textual)
Pledged Assets Separately Reported, Securities Pledged as Collateral, at Fair Value	$ 49,800,000	$ 52,800,000
Securities for Reverse Repurchase Agreements	16,200,000	21,000,000
Available-for-sale Securities, Gross Realized Gains	0	1,900,000
Available-for-sale Securities, Gross Realized Losses	0	20,000
Tax expense for net security gains		640,000
Total fair value of investments	$ 6,024,000	$ 12,666,000
Fair value as a percentage of available-for-sale investment portfolio	6.00%	11.00%